Label	Element	Value
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. More information about these and other discounts is available from your investment provider and in "Sales Charge Reductions and Waivers" on page 136 in the Fund's prospectus and in "Additional Purchase Information–Sales Charge Reductions and Waivers" on page B-1 in Appendix B in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt and other instruments of issuers that are tied economically to emerging market countries and other investments that provide investment exposure to such debt instruments. These include debt instruments of issuers that are based in emerging markets or that have the majority of revenue from emerging markets, in debt or derivative instruments where the underlying risk or ultimate risk is on such an emerging market issuer, or in debt or derivative instruments where the currency of risk is an emerging market currency. In determining where an issuer of a security is based, the Portfolio Managers may consider such factors as where the company is legally organized, maintains its principal corporate offices and/or conducts its principal operations. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as a High Income Organization for Economic Cooperation and Development (OECD) member country by the World Bank.

The Fund may invest in sovereign, quasi-sovereign (i.e., securities of issuers that are directly or indirectly wholly-owned by the government or that are explicitly guaranteed by the government) and corporate issuers. These investments may be of any maturity, duration and credit rating (including, without limit, investments in below investment grade securities commonly known as "junk bonds") and may be denominated in any currency including the local currency of the issuer. The Fund is non-diversified and thus may be able to invest a greater percentage of its assets in a single issuer than a diversified fund. The Fund also may invest a large percentage of its net assets in issuers in a single country or geographic region.

The Portfolio Managers implement a systematic and disciplined framework for analyzing sovereign and corporate debt securities denominated in either local currency or globally traded currencies of industrialized countries. The investment decisions made by the Portfolio Managers rely on fundamental analysis and total return expectations in an effort to identify undervalued and overvalued securities and exploit investment opportunities.

The Portfolio Managers seek to anticipate yield, spread and currency movements in response to changes in:

■	Economic conditions;

■	Region, country and sector fundamentals; and

■	Issuer specific financial performance and other issuer specific factors.

The Portfolio Managers seek to identify investment opportunities in emerging market countries by comparing their analysis of each countries' macroeconomic data and qualitative fundamentals (such as political stability) against market expectations for that country measured by credit spreads, local interest rate levels and exchange rate valuations. The Portfolio Managers invest in individual issuers based on their relative financial performance and other issuer-specific factors as well as the Portfolio Managers' evaluation of inefficiencies in the markets where the issuer is located that result in low and attractive valuations.

In an effort to manage risk, the Portfolio Managers periodically review the allocation of the Fund's investments among the different asset classes, countries or regions. They may determine to reallocate the Fund's investments based on a top-down analysis of the global market environment, the economic environment of emerging markets, and their evaluation of the attractiveness of an asset class. This evaluation concerns both the emerging markets debt asset class as a whole, as well as the relative attractiveness of the sub-asset classes of emerging markets sovereign credit, corporate credit, currency exchange and local rates. The Portfolio Managers also monitor the Fund's performance relative to the indices listed above and the total exposure to individual countries, issuers, and currencies.

The Fund may invest in debt instruments of all types. These may include, without limitation, bonds, debentures, notes, convertible securities, loans and related assignments and participations, fixed time deposits, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund may utilize derivatives of all types and may invest in, without limitation, futures and forward contracts (including contracts related to currencies), swap agreements (including total return, interest rate, and credit default swaps), options, and other related or synthetic instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and structured notes as part of its principal investment strategies. The Fund expects to use derivatives primarily for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Portfolio Managers may choose not to hedge the Fund's positions. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt and other instruments of issuers that are tied economically to emerging market countries and other investments that provide investment exposure to such debt instruments. The Fund will not alter this policy without providing shareholders at least 60 days' notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund's performance depends on what happens in the international debt and currency markets and the markets for the debt of any particular countries in which the Fund may be concentrated. The markets' behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; in such a case, it will not be pursuing its principal investment strategies.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund's performance:

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a "callable security" early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Convertible Securities Risk. The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks when the underlying stock's price is high relative to the conversion price and is subject to the risks of debt securities when the underlying stock's price is low relative to the conversion price. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies. The securities of small- and mid-cap companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-cap securities.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to pay interest and/or principal when due. A downgrade or default affecting any of the Fund's securities could affect the Fund's performance.

Currency Risk. Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad. Derivatives contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.

Derivatives Risk. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might be beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. The need to provide margin or collateral and/or segregate assets could limit the Fund's ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets could limit the Fund's ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

ETF Risk. An ETF, which is an investment company, may trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. An actively managed ETF's performance will reflect its adviser's ability to make investment decisions that are suited to achieving the ETF's investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political or economic instability; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; and less stringent auditing and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. As a result, securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets. In times of market stress, regulatory authorities of different emerging market countries may apply varying techniques and degrees of intervention, which can have an effect on prices and may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities, the Fund's ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund's transaction costs, may adversely affect the Fund's performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Illiquid Investments Risk. Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them.

Interest Rate Risk. The Fund's yield and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the Fund's sensitivity to interest rate risk will increase with any increase in the Fund's overall duration.

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

In addition, the Fund is classified as non-diversified. As such, the percentage of the Fund's assets invested in any single issuer or a few issuers is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Leverage Risk. Leverage amplifies changes in the Fund's net asset value. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund's use of any leverage will be successful and there is no limit on the amount that the Fund's investment exposure can exceed its net assets. It is currently expected that the Fund's investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Loan Interests Risk. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy redemptions, the Fund may have to sell other investments or borrow money to meet its obligations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund's access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower's obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation in a loan interest that is held by another party. When the Fund's loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower.

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as "junk bonds") involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer's continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Operational Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Manager or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Other Investment Company Risk. Investments in ETFs and other investment companies are subject to the risks of the investment companies' investments, as well as to the investment companies' expenses.

Prepayment and Extension Risk. The Fund's performance could be affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the magnitude of resulting price declines.

Recent Market Conditions. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all.

In addition, global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A significant slowdown in China's economy is adversely affecting worldwide commodity prices and the economies of many countries, especially those that depend heavily on commodity production and/or trade with China. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund's performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Restricted Securities Risk. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid, and the Fund may be unable to sell them at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for restricted securities. In addition, the Fund may get only limited information about the issuer of a restricted security.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund's exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund's investment program.

Risk of Increase in Expenses. A decline in the Fund's average net assets during the current fiscal year due to market volatility or other factors could cause the Fund's expenses for the current fiscal year to be higher than the expense information presented in "Fees and Expenses."

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Sovereign Debt Risk. Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity's debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign debt risk is increased for emerging market issuers.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. The Fund's ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Variable and Floating Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities with fixed interest rates. Variable and floating rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Variable and floating rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund's ability to sell the securities at any given time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the Fund is classified as non-diversified. As such, the percentage of the Fund's assets invested in any single issuer or a few issuers is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund's risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index. The index, which is described in "Descriptions of Indices" in the prospectus, has characteristics relevant to the Fund's investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The table next to the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 '14, 5.00% Worst quarter: Q3 '15, -7.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.67%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/15*
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | 50% J.P. Morgan Government Bond Index (GBI)—Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified (reflects no deduction for fees, expenses or taxes)**
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.14%)	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.25%)	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013	[1],[2]
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual operating expenses	rr_ExpensesOverAssets	1.53%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.28%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 550
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,106
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	550
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	814
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,152
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,106
1 Year	rr_AverageAnnualReturnYear01	(12.41%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.94%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013	[1]
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual operating expenses	rr_ExpensesOverAssets	2.21%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.03%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,133
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,499
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,133
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,499
1 Year	rr_AverageAnnualReturnYear01	(10.22%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.91%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013	[1]
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual operating expenses	rr_ExpensesOverAssets	1.07%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.91%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	541
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,260
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	541
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,260
Annual Return 2014	rr_AnnualReturn2014	0.20%
Annual Return 2015	rr_AnnualReturn2015	(8.33%)
1 Year	rr_AverageAnnualReturnYear01	(8.33%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.84%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013	[1]
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.73%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.27%)	[1]
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.83%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.08%)	[1]

[1]	*Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
[2]	Blended benchmark is composed of 50% J.P. Morgan Government Bond Index (GBI) - Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI) - Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) - Diversified, and is rebalanced monthly.
[3]	For Class A shares, a contingent deferred sales charge ("CDSC") of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[4]	Neuberger Berman Investment Advisers LLC ("Manager") has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 1.27%, 2.02% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 10/31/2019 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.27%, 2.02% and 0.90% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.